Organization and Principal Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of Net Income Per Ordinary Share - Basic and Diluted	The net income per share before and after the retrospective adjustments are as follows.
	For the Six Months Ended June 30, 2022
	Before adjustment	After adjustment
Net income from continuing operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$0.01	$0.04

Net loss from discontinued operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$-	$(0.01)

Net income attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$0.01	$0.03

Schedule of Major Subsidiaries	As of December 31, 2022, SunCar’s major subsidiaries are as follows:
Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”)	April 26, 2018	PRC	100.00%	Automotive after-sales service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”)	June 8, 2013	PRC	84.89%	Automotive after-sales service
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”)	December 5, 2007	PRC	56.51%	Insurance intermediation service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”)	November 22, 2012	PRC	100.00%	Holding company
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”)	June 11, 2009	PRC	100.00%	Technology services